Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000082955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(2.18%)	(0.02%)		1.30%
C000028645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(0.86%)	(0.17%)		0.85%
C000082961
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.38%)	0.15%		1.52%
C000028663
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(0.15%)	(0.01%)		1.07%
Without Sales Load [Member] | C000082955
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%	0.84%	1.32%
Without Sales Load [Member] | C000028643
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%	0.59%		1.61%
Without Sales Load [Member] | C000028645
Average Annual Return [Line Items]
Average Annual Return, Percent	0.12%	(0.17%)		0.85%
Without Sales Load [Member] | C000082961
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%	0.99%	1.53%
Without Sales Load [Member] | C000028661
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%	0.76%		1.83%
Without Sales Load [Member] | C000028663
Average Annual Return [Line Items]
Average Annual Return, Percent	0.84%	(0.01%)		1.07%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%	1.59%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%		2.13%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%		2.13%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%	1.59%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%		2.13%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.03%	0.55%		2.13%